Cover	May 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 30, 2024
Entity Registrant Name	GREENLIGHT CAPITAL RE, LTD.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-33493
Entity Address, Address Line One	65 Market Street
Entity Address, Address Line Two	Suite 1207, Jasmine Court
Entity Address, City or Town	Camana Bay
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1205
City Area Code	205
Local Phone Number	291-3440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GLRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001385613
Amendment Flag	false